CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 12,021,908	$ 15,916,141
Accounts receivable, net	3,443,306	2,843,148
Inventory	1,650,097	639,945
Prepaid expenses and other current assets	557,561	1,846,870
Total current assets	17,672,872	21,246,104
Property and equipment, net	3,739,621	2,404,402
Finance lease right-of-use assets	3,532,240	3,650,451
Operating lease right-of-use assets	5,154,399	5,632,771
Other assets	284,000	262,913
Total assets	30,383,132	33,196,641
Current liabilities:
Accounts payable	1,747,841	2,101,572
Accrued expenses	8,373,482	3,706,094
Equipment financing obligation	55,510	58,973
Finance lease liabilities	1,109,899	1,008,587
Operating lease liabilities	290,869	215,043
Total current liabilities	11,577,601	7,090,269
Equipment financing obligation, net of current portion	143,498	185,645
Finance lease liabilities, net of current portion	2,226,908	2,081,410
Operating lease liabilities, net of current portion	5,267,969	5,525,562
Senior Convertible Notes at fair value	13,286,405	13,651,000
Subordinated Convertible Notes at fair value	18,720,000	10,355,681
Earnout liability	730,000	12,810,000
Warrant liability	134,043	1,991,503
Total noncurrent liabilities	40,508,823	46,600,801
Total liabilities	52,086,424	53,691,070
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $0.0001 par value, 975,000 and 1,000,000 shares authorized at September 30, 2023 and December 31, 2022, respectively; no shares issued and outstanding
Common stock, $0.0001 par value, 100,000,000 shares authorized; 16,288,124 and 16,041,464 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	1,629	1,604
Additional paid-in capital	194,650,729	190,298,562
Accumulated deficit	(228,020,639)	(210,794,595)
Total stockholders' deficit	(33,368,281)	(20,494,429)
Total liabilities and stockholders' deficit	30,383,132	$ 33,196,641
Series A Preferred Stock
Current liabilities:
Redeemable Series A Preferred Stock, $0.0001 par value, stated value $1,000; 25,000 shares authorized at September 30, 2023; 9,526 shares issued and outstanding at September 30, 2023; liquidation preference of $14,289 at September 30, 2023; No shares authorized, issued and outstanding at December 31, 2022	$ 11,664,989